UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Charter Income Trust

2/28/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09

Issuer	Shares/Par		Value ($)
Bonds – 91.9%
Aerospace – 0.2%
Bombardier, Inc., 6.3%, 2014 (n)		$1,000,000	$670,000
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		795,000	151,050
TransDigm Group, Inc., 7.75%, 2014		260,000	239,200

			$1,060,250

Airlines – 0.2%
AMR Corp., 7.858%, 2011		$565,000	$488,725
Continental Airlines, Inc., 7.339%, 2014		431,000	275,840

			$764,565

Asset Backed & Securitized – 3.5%
Asset Securitization Corp., FRN, 8.63%, 2029		$1,317,681	$1,440,860
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041		404,000	318,185
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.296%, 2040 (z)		1,160,000	510,400
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049		1,605,000	563,861
Commercial Mortgage Pass-Through Certificates, FRN, 5.793%, 2046		230,000	94,320
Countrywide Asset-Backed Certificates, FRN, 5.147%, 2035		2,000,000	1,391,060
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039		1,080,744	402,074
Crest Ltd., CDO, 7%, 2040		2,000,000	270,000
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)		2,000,000	1,717,865
First Union-Lehman Brothers Bank of America, FRN, 0.444%, 2035 (i)		21,820,128	351,057
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)		583,283	571,530
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2051		185,000	28,846
Merrill Lynch Mortgage Trust, FRN, 5.828%, 2050		185,000	28,249
Morgan Stanley Capital I, Inc., 5.168%, 2042		919,020	687,162
Mortgage Capital Funding, Inc., FRN, 2.399%, 2031 (i)		450,119	23
Nationslink Funding Corp., 5%, 2031 (z)		714,660	703,763
New Century Home Equity Loan Trust, FRN, 4.532%, 2035		1,966,624	1,876,899
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032 (z)		2,510,000	2,165,858
Spirit Master Funding LLC, 5.05%, 2023 (z)		1,666,995	1,333,906
Structured Asset Securities Corp., FRN, 4.67%, 2035		1,102,557	855,386
Wachovia Bank Commercial Mortgage Trust, FRN, 5.692%, 2047		1,503,155	184,669

			$15,495,973

Automotive – 1.2%
Accuride Corp., 8.5%, 2015		$780,000	$234,000
Allison Transmission, Inc., 11%, 2015 (n)		1,855,000	899,675
FCE Bank PLC, 7.125%, 2012	EUR	2,800,000	2,165,317
Ford Motor Credit Co. LLC, 9.75%, 2010		$1,240,000	800,668
Ford Motor Credit Co. LLC, 12%, 2015		362,000	210,760
Ford Motor Credit Co. LLC, 8%, 2016		250,000	117,765
General Motors Corp., 8.375%, 2033		629,000	83,342
Goodyear Tire & Rubber Co., 9%, 2015		880,000	664,400

			$5,175,927

Broadcasting – 1.7%
Allbritton Communications Co., 7.75%, 2012		$2,085,000	$938,250
CBS Corp., 6.625%, 2011		369,000	345,077
Clear Channel Communications, 10.75%, 2016 (n)		280,000	40,600
Clear Channel Communications, Inc., 6.25%, 2011		1,240,000	136,400
DirectTV Holdings LLC, 7.625%, 2016		2,350,000	2,256,000
Intelsat Jackson Holdings Ltd., 9.5%, 2016 (z)		685,000	633,625
Lamar Media Corp., 7.25%, 2013		675,000	523,125
Lamar Media Corp., 6.625%, 2015		1,205,000	777,225
Lamar Media Corp., “C”, 6.625%, 2015		245,000	153,125
LIN TV Corp., 6.5%, 2013		1,415,000	735,800
Local TV Finance LLC, 9.25%, 2015 (p)(z)		900,000	91,125
Newport Television LLC, 13%, 2017 (n)(p)		105,000	4,200

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
News America, Inc., 6.2%, 2034	$325,000	$246,965
Nexstar Broadcasting Group, Inc., 7%, 2014	680,000	238,850
Univision Communications, Inc., 9.75%, 2015 (n)(p)	1,280,000	96,000

		$7,216,367

Brokerage & Asset Managers – 0.4%
INVESCO PLC, 5.625%, 2012	$1,440,000	$1,134,864
Lehman Brothers Holdings, Inc., 6.5%, 2017 (d)	1,260,000	126
Nuveen Investments, Inc., 10.5%, 2015 (n)	1,755,000	403,650

		$1,538,640

Building – 0.7%
Associated Materials, Inc., 9.75%, 2012	$1,075,000	$886,875
Building Materials Corp. of America, 7.75%, 2014	300,000	205,500
CRH PLC, 8.125%, 2018	898,000	699,300
Nortek, Inc., 10%, 2013	1,010,000	404,000
Ply Gem Industries, Inc., 11.75%, 2013	1,435,000	660,100

		$2,855,775

Business Services – 0.5%
First Data Corp., 9.875%, 2015	$1,990,000	$1,094,500
SunGard Data Systems, Inc., 10.25%, 2015	1,760,000	1,205,600

		$2,300,100

Cable TV – 1.7%
CCO Holdings LLC, 8.75%, 2013	$1,500,000	$1,170,000
Charter Communications, Inc., 8.375%, 2014 (n)	590,000	507,400
Charter Communications, Inc., 10.875%, 2014 (n)	70,000	64,750
CSC Holdings, Inc., 8.5%, 2014 (z)	270,000	259,200
CSC Holdings, Inc., 8.5%, 2015 (n)	1,980,000	1,890,900
Mediacom LLC, 9.5%, 2013	850,000	739,500
TCI Communications, Inc., 9.8%, 2012	701,000	757,100
Virgin Media, Inc., 9.125%, 2016	2,185,000	1,920,069

		$7,308,919

Chemicals – 1.1%
Innophos Holdings, Inc., 8.875%, 2014	$970,000	$771,150
Momentive Performance Materials, Inc., 11.5%, 2016	2,062,000	433,020
Mosaic Co., 7.625%, 2016 (n)	1,525,000	1,464,000
Nalco Co., 7.75%, 2011	340,000	336,600
Yara International A.S.A., 5.25%, 2014 (n)	2,000,000	1,675,880

		$4,680,650

Computer Software – 0.3%
Seagate Technology HDD Holdings, 6.375%, 2011	$1,950,000	$1,316,250

Computer Software - Systems – 0.3%
International Business Machines Corp., 8%, 2038	$1,000,000	$1,188,434

Conglomerates – 0.7%
Actuant Corp., 6.875%, 2017	$1,005,000	$889,425
Fisher Scientific International, Inc., 6.125%, 2015	1,254,000	1,235,324
Kennametal, Inc., 7.2%, 2012	1,140,000	1,136,581

		$3,261,330

Consumer Goods & Services – 1.5%
Corrections Corp. of America, 6.25%, 2013	$215,000	$205,862
Fortune Brands, Inc., 5.125%, 2011	671,000	661,324
Jarden Corp., 7.5%, 2017	1,810,000	1,411,800
KAR Holdings, Inc., 5.17%, 2014	380,000	136,800
KAR Holdings, Inc., 10%, 2015	930,000	316,200

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Goods & Services – continued
Service Corp. International, 7%, 2017	$3,030,000	$2,757,300
Ticketmaster, 10.75%, 2016 (n)	1,510,000	1,087,200

		$6,576,486

Containers – 0.7%
Crown Americas LLC, 7.625%, 2013	$500,000	$502,500
Crown Americas LLC, 7.75%, 2015	565,000	569,237
Graham Packaging Holdings Co., 9.875%, 2014	800,000	504,000
Greif, Inc., 6.75%, 2017	855,000	748,125
Owens-Brockway Glass Container, Inc., 8.25%, 2013	940,000	949,400

		$3,273,262

Defense Electronics – 0.9%
BAE Systems Holdings, Inc., 4.75%, 2010 (n)	$790,000	$788,138
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	750,000	727,140
L-3 Communications Corp., 5.875%, 2015	1,145,000	1,056,263
L-3 Communications Corp., 6.375%, 2015	1,500,000	1,417,500

		$3,989,041

Electronics – 0.3%
Avago Technologies Ltd., 11.875%, 2015	$500,000	$370,000
Flextronics International Ltd., 6.25%, 2014	1,170,000	982,800
Freescale Semiconductor, Inc., 8.875%, 2014	425,000	76,500
Spansion, Inc., 11.25%, 2016 (d)(n)	750,000	17,812

		$1,447,112

Emerging Market Quasi-Sovereign – 2.8%
Banco Nacional de Desenvolvimento Economico e Social, 6.369%, 2018 (n)	$1,050,000	$972,563
Corporacion Nacional del Cobre de Chile, 4.75%, 2014	1,066,000	1,018,552
Corporacion Nacional del Cobre de Chile, 5.625%, 2035	1,900,000	1,340,585
Corporación Nacional del Cobre de Chile, 7.5%, 2019 (z)	253,000	266,606
Gazprom International S.A., 7.201%, 2020	830,668	670,224
Korea Development Bank, 8%, 2014	1,154,000	1,166,049
Majapahit Holding B.V., 7.25%, 2017 (n)	1,478,000	953,310
National Power Corp., FRN, 5.5%, 2011	780,000	740,814
Pemex Project Funding Master Trust, 5.75%, 2018	2,006,000	1,623,598
Petroleos Mexicanos, 8%, 2019 (n)	1,101,000	1,081,733
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)	2,490,000	2,564,989

		$12,399,023

Emerging Market Sovereign – 2.7%
Federative Republic of Brazil, 6%, 2017	$4,176,000	$4,040,280
Federative Republic of Brazil, 5.875%, 2019	245,000	232,750
Republic of Argentina, FRN, 1.683%, 2012	1,947,150	1,046,910
Republic of Colombia, 7.375%, 2017	1,393,000	1,400,662
Republic of Columbia, 7.375%, 2019	205,000	202,950
Republic of Indonesia, 10.375%, 2014 (z)	252,000	251,668
Republic of Indonesia, 6.875%, 2017 (n)	171,000	131,670
Republic of Indonesia, 6.875%, 2018 (n)	531,000	403,560
Republic of Indonesia, 6.875%, 2018	204,000	155,040
Republic of Indonesia, 11.625%, 2019 (z)	1,703,000	1,689,633
Republic of Indonesia, 7.75%, 2038 (n)	593,000	403,240
Republic of Panama, 9.375%, 2029	553,000	608,300
Republic of Philippines, 9.375%, 2017	449,000	512,982
Republic of Philippines, 8.375%, 2019	100,000	105,875
Republic of Turkey, 7%, 2019	722,000	638,970

		$11,824,490

Energy - Independent – 2.9%
Chaparral Energy, Inc., 8.875%, 2017	$1,495,000	$358,800

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Chesapeake Energy Corp., 9.5%, 2015	$335,000	$311,550
Chesapeake Energy Corp., 6.375%, 2015	2,200,000	1,798,500
Chesapeake Energy Corp., 6.875%, 2016	1,070,000	880,075
Delta Petroleum Corp., 7%, 2015	70,000	27,300
Forest Oil Corp., 8.5%, 2014 (z)	120,000	109,200
Forest Oil Corp., 7.25%, 2019	1,985,000	1,588,000
Hilcorp Energy I LP, 7.75%, 2015 (n)	200,000	153,000
Hilcorp Energy I LP, 9%, 2016 (n)	1,095,000	870,525
Mariner Energy, Inc., 8%, 2017	1,310,000	871,150
Mcmoran Exploration Co., 11.875%, 2014	85,000	61,837
Newfield Exploration Co., 6.625%, 2014	650,000	578,500
Newfield Exploration Co., 6.625%, 2016	225,000	195,750
OPTI Canada, Inc., 8.25%, 2014	2,005,000	681,700
Petrohawk Energy Corp., 10.5%, 2014 (z)	510,000	502,350
Plains Exploration & Production Co., 7%, 2017	1,520,000	1,295,800
Quicksilver Resources, Inc., 8.25%, 2015	190,000	154,850
Quicksilver Resources, Inc., 7.125%, 2016	1,745,000	1,151,700
Range Resource Corp., 7.5%, 2016	140,000	129,500
SandRidge Energy, Inc., 8%, 2018 (n)	1,020,000	795,600

		$12,515,687

Energy - Integrated – 0.4%
ConocoPhillips, 6.5%, 2039	$170,000	$164,768
Hess Corp., 8.125%, 2019	100,000	101,927
Petrobras International Finance Co., 7.875%, 2019	1,161,000	1,163,903
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)	430,000	298,377

		$1,728,975

Entertainment – 0.3%
AMC Entertainment, Inc., 11%, 2016	$1,200,000	$1,080,000
Marquee Holdings, Inc., 9.505%, 2014	205,000	137,350

		$1,217,350

Financial Institutions – 0.5%
GMAC Commercial Mortgage Securities, Inc., 6.875%, 2011 (z)	$1,994,000	$1,298,090
GMAC Commercial Mortgage Securities, Inc., 7%, 2012 (z)	455,000	271,230
GMAC Commercial Mortgage Securities, Inc., 6.75%, 2014 (z)	815,000	395,748
GMAC Commercial Mortgage Securities, Inc., 8%, 2031 (z)	69,000	30,975
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	2,500,000	305,420

		$2,301,463

Food & Beverages – 0.9%
ARAMARK Corp., 8.5%, 2015	$449,000	$408,590
B&G Foods, Inc., 8%, 2011	170,000	154,700
Dean Foods Co., 7%, 2016	1,700,000	1,615,000
Del Monte Corp., 6.75%, 2015	1,075,000	1,026,625
General Mills, Inc., 5.65%, 2012	156,000	162,909
Tyson Foods, Inc., 7.85%, 2016	912,000	734,345

		$4,102,169

Forest & Paper Products – 1.3%
Buckeye Technologies, Inc., 8.5%, 2013	$425,000	$378,781
Georgia-Pacific Corp., 7.125%, 2017 (n)	2,085,000	1,912,988
Georgia-Pacific Corp., 8%, 2024	140,000	105,000
Graphic Packaging International Corp., 9.5%, 2013	1,310,000	975,950
International Paper Co., 7.4%, 2014	900,000	723,964
Jefferson Smurfit Corp., 8.25%, 2012 (d)	1,425,000	114,000
NewPage Holding Corp., 10%, 2012	1,000,000	302,500
Smurfit-Stone Container Corp., 8%, 2017 (d)	536,000	46,900

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Forest & Paper Products – continued
Stora Enso Oyj, 6.404%, 2016 (z)		$1,560,000	$942,997

			$5,503,080

Gaming & Lodging – 1.7%
Boyd Gaming Corp., 6.75%, 2014		$1,255,000	$652,600
Firekeepers Development Authority, 13.875%, 2015 (z)		270,000	170,100
Fontainebleau Las Vegas Holdings LLC, 11%, 2015 (a)(n)		460,000	29,900
Harrah’s Operating Co., Inc., 10.75%, 2016		3,163,000	442,820
Harrah’s Operating Co., Inc., 10%, 2018 (z)		725,000	203,000
Host Hotels & Resorts, Inc., 7.125%, 2013		470,000	372,475
Host Hotels & Resorts, Inc., 6.75%, 2016		880,000	633,600
MGM Mirage, 8.5%, 2010		1,750,000	796,250
MGM Mirage, 8.375%, 2011		1,805,000	451,250
MGM Mirage, 6.75%, 2013		230,000	98,325
MGM Mirage, 5.875%, 2014		480,000	199,200
Pinnacle Entertainment, Inc., 8.75%, 2013		70,000	62,300
Pinnacle Entertainment, Inc., 7.5%, 2015		2,370,000	1,564,200
Scientific Games Corp., 6.25%, 2012		380,000	342,950
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012		325,000	281,125
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		235,000	160,975
Station Casinos, Inc., 6%, 2012 (d)		1,730,000	536,300
Station Casinos, Inc., 6.5%, 2014 (d)		25,000	750
Station Casinos, Inc., 6.875%, 2016 (d)		980,000	29,400
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015 (d)		1,835,000	201,850
Wyndham Worldwide Corp., 6%, 2016		270,000	130,782

			$7,360,152

Industrial – 0.3%
Blount International, Inc., 8.875%, 2012		$635,000	$638,175
JohnsonDiversey, Inc., 9.625%, 2012	EUR	125,000	131,529
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$605,000	505,175

			$1,274,879

Insurance - Property & Casualty – 0.9%
AXIS Capital Holdings Ltd., 5.75%, 2014		$1,689,000	$1,304,244
Fund American Cos., Inc., 5.875%, 2013		1,351,000	1,042,707
USI Holdings Corp., FRN, 5.112%, 2014 (n)		1,005,000	477,375
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)		2,490,000	983,550

			$3,807,876

International Market Quasi-Sovereign – 0.1%
Canada Housing Trust, 4.6%, 2011 (n)	CAD	392,000	$329,552

International Market Sovereign – 14.4%
Federal Republic of Germany, 5.25%, 2010	EUR	3,901,000	$5,206,318
Federal Republic of Germany, 3.75%, 2015	EUR	5,779,000	7,825,764
Federal Republic of Germany, 6.25%, 2030	EUR	1,556,000	2,546,849
Government of Australia, 6.25%, 2015	AUD	1,021,000	731,616
Government of Canada, 4.5%, 2015	CAD	1,035,000	919,118
Government of Canada, 5.75%, 2033	CAD	238,000	244,692
Government of Japan, 0.8%, 2010	JPY	187,800,000	1,941,553
Government of Japan, 1.5%, 2012	JPY	552,000,000	5,836,008
Government of Japan, 1.3%, 2014	JPY	227,600,000	2,399,573
Government of Japan, 1.7%, 2017	JPY	125,600,000	1,358,669
Government of Japan, 2.2%, 2027	JPY	504,000,000	5,431,498
Kingdom of Belgium, 5.5%, 2017	EUR	1,254,000	1,760,101
Kingdom of Denmark, 4%, 2015	DKK	2,220,000	391,743
Kingdom of Netherlands, 3.75%, 2014	EUR	1,072,000	1,407,070
Kingdom of Spain, 5.35%, 2011	EUR	2,742,000	3,735,702

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Sovereign – continued
Kingdom of Sweden, 4.5%, 2015	SEK	$2,635,000	$329,418
Republic of Austria, 4.65%, 2018	EUR	737,000	974,181
Republic of France, 4.75%, 2012	EUR	769,000	1,056,080
Republic of France, 5%, 2016	EUR	1,290,000	1,823,975
Republic of France, 6%, 2025	EUR	524,000	802,516
Republic of France, 4.75%, 2035	EUR	2,110,000	2,898,605
Republic of Ireland, 4.6%, 2016	EUR	249,000	303,643
Republic of Italy, 4.75%, 2013	EUR	4,881,000	6,507,493
Republic of Italy, 5.25%, 2017	EUR	1,881,000	2,553,947
United Kingdom Treasury, 8%, 2015	GBP	875,000	1,621,706
United Kingdom Treasury, 8%, 2021	GBP	588,000	1,192,787
United Kingdom Treasury, 4.25%, 2036	GBP	808,000	1,130,429

			$62,931,054

Machinery & Tools – 0.2%
Case New Holland, Inc., 7.125%, 2014		$1,190,000	$815,150

Major Banks – 0.8%
Bank of America Corp., 8% to 2018, FRN to 2059		$600,000	$224,047
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		1,667,000	759,622
Morgan Stanley, 5.75%, 2016		662,000	580,126
Morgan Stanley, 6.625%, 2018		391,000	361,050
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049		797,000	548,746
Natixis S.A., 10% to 2018, FRN to 2049 (n)		2,510,000	498,863
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)		170,000	44,200
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)		830,000	638,814

			$3,655,468

Medical & Health Technology & Services – 4.2%
Biomet, Inc., 10%, 2017		$615,000	$615,000
Biomet, Inc., 11.625%, 2017		2,260,000	2,090,500
Community Health Systems, Inc., 8.875%, 2015		2,095,000	1,982,394
Cooper Cos., Inc., 7.125%, 2015		570,000	509,437
DaVita, Inc., 6.625%, 2013		294,000	286,650
DaVita, Inc., 7.25%, 2015		1,750,000	1,697,500
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (z)		665,000	691,600
HCA, Inc., 8.75%, 2010		480,000	477,600
HCA, Inc., 9.25%, 2016		4,475,000	4,094,625
Hospira, Inc., 6.05%, 2017		1,091,000	960,846
Mckesson Corp., 7.5%, 2019		110,000	114,846
Owens & Minor, Inc., 6.35%, 2016		970,000	825,129
Psychiatric Solutions, Inc., 7.75%, 2015		1,060,000	930,150
U.S. Oncology, Inc., 10.75%, 2014		1,700,000	1,568,250
Universal Hospital Services, Inc., 8.5%, 2015 (p)		1,030,000	896,100
VWR Funding, Inc., 10.25%, 2015 (p)		1,000,000	730,000

			$18,470,627

Metals & Mining – 2.8%
Arch Western Finance LLC, 6.75%, 2013		$1,655,000	$1,547,425
FMG Finance Ltd., 10.625%, 2016 (n)		1,650,000	1,402,500
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		3,670,000	3,165,375
Freeport-McMoRan Copper & Gold, Inc., FRN, 7.083%, 2015		265,000	198,087
International Steel Group, Inc., 6.5%, 2014		1,300,000	1,120,323
Ispat Inland ULC, 9.75%, 2014		1,200,000	1,107,000
Peabody Energy Corp., 5.875%, 2016		675,000	604,125
Peabody Energy Corp., 7.375%, 2016		1,500,000	1,462,500
Rio Tinto Finance USA Ltd., 5.875%, 2013		95,000	86,354

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Steel Dynamics, Inc., 7.375%, 2012	$1,620,000	$1,401,300

		$12,094,989

Mortgage Backed – 10.3%
Fannie Mae, 3.81%, 2013	$323,721	$322,250
Fannie Mae, 4.1%, 2013	526,608	529,822
Fannie Mae, 4.19%, 2013	424,863	428,285
Fannie Mae, 4.845%, 2013	143,847	148,312
Fannie Mae, 4.589%, 2014	337,005	342,024
Fannie Mae, 4.6%, 2014	436,094	442,684
Fannie Mae, 4.609%, 2014	498,291	506,428
Fannie Mae, 4.77%, 2014	566,084	577,051
Fannie Mae, 4.56%, 2015	183,027	184,823
Fannie Mae, 4.665%, 2015	148,348	150,547
Fannie Mae, 4.7%, 2015	141,584	143,906
Fannie Mae, 4.74%, 2015	350,212	356,628
Fannie Mae, 4.78%, 2015	681,897	695,740
Fannie Mae, 4.815%, 2015	600,000	613,170
Fannie Mae, 4.87%, 2015	498,757	510,831
Fannie Mae, 4.89%, 2015	99,888	102,412
Fannie Mae, 4.921%, 2015	1,000,528	1,028,204
Fannie Mae, 6%, 2016-2037	7,125,301	7,387,809
Fannie Mae, 5.5%, 2019-2035	15,090,287	15,274,585
Fannie Mae, 4.88%, 2020	489,911	493,538
Fannie Mae, 6.5%, 2032-2033	1,226,936	1,293,157
Fannie Mae, 5%, 2034	4,099,199	4,186,216
Freddie Mac, 5%, 2024	96,619	97,993
Freddie Mac, 5.5%, 2034	3,361,002	3,455,680
Freddie Mac, 6%, 2034	878,445	914,387
Ginnie Mae, 5.5%, 2038	4,808,105	4,948,428

		$45,134,910

Natural Gas - Distribution – 0.5%
AmeriGas Partners LP, 7.25%, 2015	$670,000	$626,450
AmeriGas Partners LP, 7.125%, 2016	925,000	860,250
Inergy LP, 6.875%, 2014	585,000	538,200

		$2,024,900

Natural Gas - Pipeline – 1.8%
Atlas Pipeline Partners LP, 8.125%, 2015	$1,500,000	$952,500
Atlas Pipeline Partners LP, 8.75%, 2018	250,000	155,000
CenterPoint Energy, Inc., 7.875%, 2013	960,000	972,822
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	1,890,000	1,783,714
El Paso Corp., 8.25%, 2016	675,000	627,750
El Paso Corp., 7.25%, 2018	595,000	525,087
El Paso Corp., 7.75%, 2032	201,000	154,296
Spectra Energy Capital LLC, 8%, 2019	1,350,000	1,328,137
TransCapitalInvest Ltd., 5.67%, 2014	229,000	168,315
Williams Partners LP, 7.25%, 2017	1,355,000	1,178,850

		$7,846,471

Network & Telecom – 2.6%
AT&T, Inc., 6.55%, 2039	$170,000	$157,760
Cincinnati Bell, Inc., 8.375%, 2014	1,000,000	915,000
Citizens Communications Co., 9.25%, 2011	815,000	831,300
Citizens Communications Co., 9%, 2031	405,000	295,650
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	1,177,000	1,071,070
Qwest Communications International, Inc., 7.25%, 2011	2,500,000	2,381,250

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – continued
Qwest Corp., 7.875%, 2011	$1,020,000	$1,004,700
Qwest Corp., 8.875%, 2012	980,000	965,300
Telefonica Europe B.V., 7.75%, 2010	600,000	630,443
TELUS Corp., 8%, 2011	779,000	806,857
Verizon New York, Inc., 6.875%, 2012	1,525,000	1,558,184
Windstream Corp., 8.625%, 2016	980,000	940,800

		$11,558,314

Oil Services – 0.1%
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	$251,000	$175,700
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	733,000	447,130

		$622,830

Oils – 0.4%
Premcor Refining Group, Inc., 7.5%, 2015	$1,600,000	$1,543,680

Other Banks & Diversified Financials – 0.7%
Bosphorus Financial Services Ltd., FRN, 3.034%, 2012 (z)	$1,125,000	$964,243
Export-Import Bank of Korea, 8.125%, 2014	888,000	908,912
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	655,000	298,025
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	1,490,000	1,006,055

		$3,177,235

Pharmaceuticals – 0.0%
Roche Holdings, Inc., 7%, 2039 (z)	$170,000	$178,138

Pollution Control – 0.0%
Allied Waste North America, Inc., 7.125%, 2016	$75,000	$72,375

Precious Metals & Minerals – 0.3%
Alrosa Finance S.A., 8.875%, 2014	$2,016,000	$1,379,077

Printing & Publishing – 0.4%
American Media Operations, Inc., 9%, 2013 (p)(z)	$10,168	$6,101
American Media Operations, Inc., 14%, 2013 (p)(z)	104,870	52,435
Dex Media West LLC, 9.875%, 2013	1,855,000	282,888
Idearc, Inc., 8%, 2016 (a)	568,000	8,520
Nielsen Finance LLC, 10%, 2014	1,605,000	1,324,125

		$1,674,069

Real Estate – 0.4%
HRPT Properties Trust, REIT, 6.25%, 2016	$1,422,000	$915,720
Simon Property Group, Inc., REIT, 5.875%, 2017	1,260,000	1,014,257

		$1,929,977

Retailers – 0.5%
Couche-Tard, Inc., 7.5%, 2013	$350,000	$330,750
General Nutrition Centers, Inc., 7.584%, 2014 (p)	740,000	436,600
Home Depot, Inc., 5.875%, 2036	509,000	370,212
Rite Aid Corp., 9.5%, 2017	260,000	63,700
Sally Beauty Holdings, Inc., 10.5%, 2016	985,000	854,487

		$2,055,749

Specialty Stores – 0.1%
GSC Holdings Corp., 8%, 2012	$220,000	$220,000
Payless ShoeSource, Inc., 8.25%, 2013	170,000	143,650

		$363,650

Supermarkets – 0.3%
Delhaize America, Inc., 9%, 2031	$980,000	$1,093,924

Supranational – 1.0%
Central American Bank, 4.875%, 2012 (n)	$1,426,000	$1,352,484

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Supranational – continued
European Investment Bank, 5.125%, 2017	$2,593,000	$2,806,663

		$4,159,147

Telecommunications - Wireless – 1.7%
Alltel Corp., 7%, 2012	$361,000	$370,927
AT&T Wireless Services, Inc., 8.75%, 2031	900,000	985,702
Cingular Wireless LLC, 6.5%, 2011	1,020,000	1,071,637
Crown Castle International Corp., 9%, 2015	345,000	336,375
MetroPCS Wireless, Inc., 9.25%, 2014	1,155,000	1,091,475
Rogers Cable, Inc., 5.5%, 2014	1,025,000	1,012,339
Rogers Wireless, Inc., 7.5%, 2015	270,000	280,658
Sprint Nextel Corp., 8.375%, 2012	1,290,000	1,044,900
Sprint Nextel Corp., 8.75%, 2032	315,000	189,787
Sprint Nextel Corp., FRN, 1.866%, 2010	630,000	546,959
Vodafone Group PLC, 5.625%, 2017	167,000	162,115
Wind Acquisition Finance S.A., 10.75%, 2015 (z)	408,000	409,020

		$7,501,894

Telephone Services – 0.2%
Embarq Corp., 7.082%, 2016	$1,044,000	$939,600

Tobacco – 0.6%
Altria Group, Inc., 9.7%, 2018	$300,000	$314,099
Reynolds American, Inc., 6.75%, 2017	2,984,000	2,520,164

		$2,834,263

Transportation – 0.0%
Peru Enhanced Pass-Through Trust, 0%, 2018 (n)	$242,200	$133,210

Transportation - Services – 0.2%
Hertz Corp., 8.875%, 2014	$1,270,000	$622,300
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	370,000	345,025

		$967,325

U.S. Government Agencies and Equivalents – 0.8%
Freddie Mac, 5.5%, 2017	$3,060,000	$3,468,308

U.S. Treasury Obligations – 11.1%
U.S. Treasury Bonds, 10.625%, 2015	$2,010,000	$2,952,501
U.S. Treasury Bonds, 7.5%, 2016	3,450,000	4,453,194
U.S. Treasury Bonds, 4.75%, 2017	7,000,000	7,936,250
U.S. Treasury Bonds, 6.25%, 2023 (f)	4,800,000	6,012,749
U.S. Treasury Bonds, 5.375%, 2031	477,000	571,878
U.S. Treasury Bonds, 4.5%, 2036	158,000	174,985
U.S. Treasury Bonds, 4.75%, 2037	2,986,200	3,454,194
U.S. Treasury Notes, 4.75%, 2011	4,700,000	5,056,537
U.S. Treasury Notes, 4.25%, 2015	10,800,000	11,949,185
U.S. Treasury Notes, 9.875%, 2015	3,015,000	4,306,976
U.S. Treasury Notes, 6.375%, 2027	1,410,000	1,845,999

		$48,714,448

Utilities - Electric Power – 4.8%
AES Corp., 8%, 2017	$700,000	$595,000
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	370,000	375,550
Bruce Mansfield Unit, 6.85%, 2034	1,560,000	1,193,650
CenterPoint Energy, Inc., 6.5%, 2018	400,000	328,820
Dynegy Holdings, Inc., 7.5%, 2015	825,000	511,500
Dynegy Holdings, Inc., 7.75%, 2019	315,000	190,575
Edison Mission Energy, 7%, 2017	1,215,000	1,026,675
EDP Finance B.V., 6%, 2018 (n)	798,000	741,048
Enersis S.A., 7.375%, 2014	509,000	527,561

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Exelon Generation Co. LLC, 6.95%, 2011	$1,492,000	$1,514,065
FirstEnergy Corp., 6.45%, 2011	1,019,000	1,017,930
HQI Transelec Chile S.A., 7.875%, 2011	1,500,000	1,498,278
ISA Capital do Brasil S.A., 7.875%, 2012 (n)	149,000	141,550
Mirant Americas Generation LLC, 8.3%, 2011	100,000	96,500
Mirant North America LLC, 7.375%, 2013	2,425,000	2,218,875
NiSource Finance Corp., 7.875%, 2010	687,000	672,830
NorthWestern Corp., 5.875%, 2014	1,435,000	1,417,183
NRG Energy, Inc., 7.375%, 2016	1,465,000	1,351,463
Reliant Energy, Inc., 7.875%, 2017	971,000	706,402
System Energy Resources, Inc., 5.129%, 2014 (z)	1,495,872	1,369,531
Taqa Abu Dhabi National Energy Co., 6.6%, 2013 (n)	1,256,000	1,217,028
Texas Competitive Electric Holdings, LLC, 10.25%, 2015	4,115,000	2,078,075

		$20,790,089

Total Bonds		$401,944,648

Floating Rate Loans – 1.7% (g)(r)
Aerospace – 0.1%
Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 3.45%, 2014	$51,209	$23,527
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.8%, 2014	1,001,186	459,989

		$483,516

Automotive – 0.3%
Accuride Corp., Term Loan B, 8%, 2012	$90,346	$60,171
Allison Transmission, Inc., Term Loan B, 3.2%, 2014	247,963	164,276
Federal-Mogul Corp., Term Loan B, 2.35%, 2015	331,914	156,000
Ford Motor Co., Term Loan B, 5%, 2013	551,022	176,097
General Motors, Term Loan B, 4.14%, 2013	1,220,849	437,325
Goodyear Tire & Rubber Co., Second Lien Term Loan, 2.23%, 2014	480,501	334,119

		$1,327,988

Broadcasting – 0.0%
Gray Television, Inc., Term Loan, 2014 (o)	$90,561	$45,462

Building – 0.0%
Building Materials Holding Corp., Term Loan, 3.87%, 2014	$104,520	$71,248

Business Services – 0.1%
First Data Corp., Term Loan B-1, 3.22%, 2014	$422,709	$277,455

Cable TV – 0.3%
Charter Communications Operating LLC, Term Loan, 3.21%, 2014 (o)	$924,607	$733,907
CSC Holdings, Inc., Incremental Term Loan, 2.2%, 2013	331,011	300,392

		$1,034,299

Consumer Goods & Services – 0.0%
KAR Holdings, Inc., Term Loan B, 3.25%, 2013	$133,994	$90,148

Electronics – 0.0%
Freescale Semiconductor, Inc., Term Loan B, 3.93%, 2013	$286,529	$123,821

Forest & Paper Products – 0.0%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2009	$119,955	$87,327

Industrial – 0.0%
Oshkosh Truck Corp., Term Loan B, 2013 (o)	$131,315	$91,920

Medical & Health Technology & Services – 0.2%
Community Health Systems, Inc., Term Loan, 2.72%, 2014	$27,495	$23,280
Community Health Systems, Inc., Term Loan B, 3.43%, 2014	537,608	455,195
HCA, Inc., Term Loan B, 3.7%, 2013	436,076	367,576

		$846,051

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Printing & Publishing – 0.2%
Nielsen Finance LLC, Term Loan B, 2.44%, 2013	$767,169	$601,908

Specialty Chemicals – 0.1%
Lyondell Basell, Term Loan B-2, 2014 (o)	$280,401	$51,874
Lyondell Chemical Co., Term Loan B-2, 6%, 2014	924,086	192,903

		$244,777

Specialty Stores – 0.0%
Michaels Stores, Inc., Term Loan B, 2.76%, 2013	$63,033	$35,246

Transportation - Services – 0.0%
Hertz Corp., Synthetic Letter of Credit, 2012 (o)	$7,594	$4,993
Hertz Corp., Term Loan, 2012 (o)	41,681	27,405

		$32,398

Utilities - Electric Power – 0.4%
Calpine Corp., DIP Term Loan, 4.33%, 2014	$858,060	$622,400
NRG Energy, Inc., Letter of Credit, 2.95%, 2013	221,930	203,787
NRG Energy, Inc., Term Loan, 2.67%, 2013	451,123	414,244
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.95%, 2014	1,002,644	625,399

		$1,865,830

Total Floating Rate Loans		$7,259,394

Common Stocks – 0.0%
Printing & Publishing – 0.0%
American Media, Inc.	1,991	$4,261
Golden Books Family Entertainment, Inc. (a)	3,683	0

Total Common Stocks		$4,261

Preferred Stocks – 0.0%
Automotive – 0.0%
Preferred Blocker, Inc., 7% (z)	425	$72,569

Money Market Funds (v) – 4.9%
MFS Institutional Money Market Portfolio, 0.44%, at Net Asset Value	21,629,525	$21,629,525

Total Investments		$430,910,397

Other Assets, Less Liabilities – 1.5%		6,640,929

Net Assets – 100.0%		$437,551,326

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $35,662,790, representing 8.2% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 9%, 2013	1/29/09	$6,150	$6,101
American Media Operations, Inc., 14%, 2013	1/29/09	52,832	52,435
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.296%, 2040	1/27/06	1,160,000	510,400
Bosphorus Financial Services Ltd., FRN, 3.034%, 2012	3/08/05	1,125,000	964,243
CSC Holdings, Inc., 8.5%, 2014	1/08/09	240,548	259,200
Corporación Nacional del Cobre de Chile, 7.5%, 2019	1/20/09	248,519	266,606
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	1,969,453	1,717,865
Firekeepers Development Authority, 13.875%, 2015	4/22/08	262,767	170,100
Forest Oil Corp., 8.5%, 2014	2/11/09	114,211	109,200
Fresenius Medical Care AG & Co. KGaA, 9%, 2015	1/15/09 - 2/03/09	661,340	691,600
GMAC Commercial Mortgage Securities, Inc., 6.875%, 2011	12/26/08 - 1/08/09	1,648,769	1,298,090
GMAC Commercial Mortgage Securities, Inc., 7%, 2012	1/23/09	323,933	271,230
GMAC Commercial Mortgage Securities, Inc., 6.75%, 2014	2/09/09	535,276	395,748
GMAC Commercial Mortgage Securities, Inc., 8%, 2031	12/26/08	41,044	30,975
Harrah’s Operating Co., Inc., 10%, 2018	1/30/08 - 10/03/08	696,696	203,000
Intelsat Jackson Holdings Ltd., 9.5%, 2016	2/27/09	633,137	633,625
Local TV Finance LLC, 9.25%, 2015	11/09/07 - 9/08/08	769,198	91,125
Nationslink Funding Corp., 5%, 2031	3/07/08	695,007	703,763
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032	3/25/08	2,510,000	2,165,858
Petrohawk Energy Corp., 10.5%, 2014	1/22/09 - 2/10/09	480,183	502,350
Preferred Blocker, Inc., 7% (Preferred Stock)	12/26/08	327,250	72,569
Republic of Indonesia, 10.375%, 2014	2/26/09	250,627	251,668
Republic of Indonesia, 11.625%, 2019	2/26/09	1,690,670	1,689,633
Roche Holdings, Inc., 7%, 2039	2/18/09	167,170	178,138
Spirit Master Funding LLC, 5.05%, 2023	7/15/05	1,666,503	1,333,906
Stora Enso Oyj, 6.404%, 2016	4/10/06	1,558,551	942,997
System Energy Resources, Inc., 5.129%, 2014	4/16/04	1,495,872	1,369,531
Wind Acquisition Finance S.A., 10.75%, 2015	3/19/08	409,020	409,020

Total Restricted Securities			$17,290,976
% of Net Assets			4.0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Charter Income Trust

Supplemental Information (Unaudited) 2/28/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$21,702,094	$409,204,042	$4,261	$430,910,397
Other Financial Instruments	$9,923	$2,000,789	$—	$2,010,712

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 11/30/08	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation	—	—
Net purchases (sales)	4,261	—
Transfers in and/or out of Level 3	—	—

Balance as of 2/28/09	$4,261	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$504,431,634

Gross unrealized appreciation	$6,477,586
Gross unrealized depreciation	(79,998,823)

Net unrealized appreciation (depreciation)	$(73,521,237)

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS Charter Income Trust

Supplemental Information (Unaudited) 2/28/09 - continued

(3) Derivative Contracts at 2/28/09

Forward Foreign Currency Exchange Contracts at 2/28/09

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	AUD	1,082,577	3/06/09	$737,509	$692,103	$45,406
SELL	CAD	1,809,831	5/19/09	1,434,570	1,423,069	11,501
SELL	DKK	2,379,462	3/06/09	441,156	404,845	36,311
BUY	EUR	288,406	5/20/09	363,271	365,534	2,263
SELL	EUR	34,285,456	5/20/09	44,170,172	43,454,304	715,868
SELL	JPY	2,040,989,486	5/18/09	22,453,130	20,946,076	1,507,054
SELL	SEK	2,672,140	4/30/09	299,890	296,669	3,221

						$2,321,624

Depreciation
BUY	EUR	390,626	5/20/09	$501,788	$495,090	$(6,698)
SELL	GBP	2,850,661	5/18/09	4,063,497	4,080,519	(17,022)
BUY	JPY	365,386,587	5/19/09	3,983,696	3,749,954	(233,742)

						$(257,462)

Futures contracts outstanding at 2/28/09

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 10 yr (Short)	156	$18,724,875	Jun-09	$205,423
U.S. Treasury Bond 30 yr (Long)	58	7,153,938	Jun-09	(195,500)

				$9,923

Swap Agreements at 2/28/09

Expiration	Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD 200,000	JPMorgan Chase Bank	4.10% (fixed rate)	(1)	$(101,174)
6/20/13	USD 1,120,000	Morgan Stanley Capital Services, Inc.	(2)	1.48% (fixed rate)	37,801

					$(63,373)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Abitibi – Consolidated, Inc., 8.375%, 4/01/15, a Ca rated bond. The fund entered into the contract to gain issuer exposure.

(2)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhaeuser Co., 7.125%, 7/15/23.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

MFS Charter Income Trust

Supplemental Information (Unaudited) 2/28/09 - continued

In a credit default swap, credit events, although contract specific, generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Obligation acceleration, obligation default, or repudiation/moratorium are generally applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. In the event that a defined credit event occurs, the protection buyer, under the terms of the swap contract, designates which security will be delivered to satisfy the reference obligation. Upon designation of the reference security (or upon delivery of the reference security in the case of physical settlement), the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations. Absent any recoveries under recourse or collateral provisions, the maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s reference obligation.

At February 28, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	34,017,985	(12,388,460)	21,629,525

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,188	$21,629,525

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of February 28, 2009, are as follows:

United States	72.1%
Japan	4.1%
Germany	3.6%
Italy	2.2%
United Kingdom	2.2%
France	1.9%
Brazil	1.5%
Canada	1.4%
Chile	1.1%
Other Countries	9.9%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CHARTER INCOME TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: April 20, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 20, 2009

*	Print name and title of each signing officer under his or her signature.